Share Capital and Capital Surplus - Summary of Capital Surplus (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement of changes in equity [abstract]
Share premium	₩ 463,825	₩ 463,825
Gain on disposal of treasury shares	796,623	796,623
Other capital surplus	136,968	59,555
Capital surplus	₩ 1,397,416	₩ 1,320,003